CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Due from Banks	$ 7,097	$ 6,490
Federal Funds Sold	100	100
Interest-Earning Deposits	35,856	56,097
Total Cash and Cash Equivalents	43,053	62,687
Investment Securities Held to Maturity (Fair Value $99,427 in 2011 and $138,438 in 2010)	100,719	140,277
Securities Available for Sale	319,520	275,076
FHLB and FRB Stock, at cost	4,569	4,624
Loans Held for Sale, at fair value	2,841
Loans	1,038,345	932,497
Less: Allowance for Loan Losses	13,223	14,282
Net Loans	1,025,122	918,215
Premises and Equipment	31,941	33,820
Other Real Estate Owned	7,137	4,000
Accrued Interest Receivable	4,078	4,231
Bank Owned Life Insurance	27,296	27,074
Deferred Tax Assets, net	26,731	25,725
Other Assets	7,328	9,696
TOTAL ASSETS	1,600,335	1,505,425
Deposits:
Noninterest-Bearing Demand Deposits	297,459	228,764
Interest-Bearing Deposits:
Checking	341,180	290,322
Savings	92,322	80,799
Money Market Accounts	516,920	524,449
Certificates of Deposit $100,000 and over	71,783	79,311
Certificates of Deposit less than $100,000	124,228	147,901
Total Deposits	1,443,892	1,351,546
Federal Home Loan Bank Advances	17,680	24,126
Capital Lease Obligation	9,178	6,304
Accrued Expenses and Other Liabilities	6,614	5,733
TOTAL LIABILITIES	1,477,364	1,387,709
SHAREHOLDERS' EQUITY
Preferred Stock (No Par Value; Authorized 500,000 Shares; Issued 14,341 Shares at December 31, 2011 and 21,513 at December 31, 2010; Liquidation Preference of $1,000 Per Share)	13,979	20,746
Common Stock (No Par Value; Stated Value $0.83 Per Share; Authorized 21,000,000 Shares; Issued Shares, 9,240,889 at December 31, 2011 and 9,199,038 at December 31, 2010; Outstanding Shares, 8,832,711 at December 31, 2011 and 8,790,860 at December 31, 2010)	7,685	7,650
Surplus	96,323	95,586
Treasury Stock at Cost, 408,178 shares at September 30, 2011 and at December 31, 2010	(8,988)	(8,988)
Retained Earnings	13,868	4,693
Accumulated Other Comprehensive Income/(Loss), Net of Income Tax Expense/Benefit	104	(1,971)
TOTAL SHAREHOLDERS' EQUITY	122,971	117,716
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 1,600,335	$ 1,505,425